SIGNIFICANT ACCOUNTING POLICIES - Summary of the Depreciation Rates for Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Plant and machinery
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation Rate	20.00%
Factory equipment
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation Rate	10.00%
Furniture & Fittings
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation Rate	20.00%
Computer equipment
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation Rate	33.00%
Motor vehicles
Disclosure of depreciation rates for property plant and equipment [Line Items]
Depreciation Rate	20.00%